Saving Accounts and Time Deposits (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deposits from customers [abstract]
Time deposits	$ 10,537,614	$ 10,343,922
Term savings accounts	239,850	224,303
Other term balances payable	79,154	87,949
Total	$ 10,856,618	$ 10,656,174